FAIR VALUE MEASUREMENT - Schedule of Fair Value for Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Equity securities owned	$ 11,888	$ 10,218	$ 9,266
Derivative assets (current and non-current portion)	27,007	83,840
Total assets	38,895	94,058	9,266
Liabilities:
Puttable common stock from exercise of warrants, net of current portion	0	78,424	79,186
Puttable warrants issued with debt		64,188
Total liabilities		142,612	79,186
Level 1
Assets:
Equity securities owned	11,888	10,218	9,266
Derivative assets (current and non-current portion)	0	0
Total assets	11,888	10,218	9,266
Liabilities:
Puttable common stock from exercise of warrants, net of current portion		0	0
Puttable warrants issued with debt		0
Total liabilities		0	0
Level 2
Assets:
Equity securities owned	0	0	0
Derivative assets (current and non-current portion)	27,007	83,840
Total assets	27,007	83,840	0
Liabilities:
Puttable common stock from exercise of warrants, net of current portion		0	0
Puttable warrants issued with debt		0
Total liabilities		0	0
Level 3
Assets:
Equity securities owned	0	0	0
Derivative assets (current and non-current portion)	0	0
Total assets	$ 0	0	0
Liabilities:
Puttable common stock from exercise of warrants, net of current portion		78,424	79,186
Puttable warrants issued with debt		64,188
Total liabilities		$ 142,612	$ 79,186